Pension and other post-employment benefits - Schedule of changes in fair value of plan assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Opening balance	€ 3,671,000,000
Interest income	(6,000,000)	€ (4,000,000)	€ (4,000,000)
Closing balance	2,637,000,000	3,671,000,000
Plan assets
Disclosure of fair value of plan assets [line items]
Opening balance	3,671,000,000	3,583,000,000
Interest income	54,000,000	37,000,000
Remeasurements: Return on plan assets excluding amounts included in interest income	(947,000,000)	2,000,000
Employer's contribution	34,000,000	26,000,000
Participants contributions	3,000,000	2,000,000
Benefits paid	(126,000,000)	(136,000,000)
Exchange rate differences	(53,000,000)	158,000,000
Closing balance	2,637,000,000	3,671,000,000	€ 3,583,000,000
Actual return on the plan assets	€ (894,000,000)	€ 39,000,000